Information about Financing Receivables Modified as Troubled Debt Restructurings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 622	¥ 475	¥ 2,723
Consumer Loan
Financing Receivable, Modifications [Line Items]
Recorded Investment	57	383	392
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	18	369	392
Corporate Loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	565	92	2,331
Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	497		409
Other
Financing Receivable, Modifications [Line Items]
Recorded Investment	26	92	1,922
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded Investment	31	12
Other Consumer Loan
Financing Receivable, Modifications [Line Items]
Recorded Investment	8	2
Real estate companies
Financing Receivable, Modifications [Line Items]
Recorded Investment	¥ 42